American Century Investments®
Quarterly Portfolio Holdings
Avantis U.S. Small Cap Equity Fund
May 31, 2025

Avantis U.S. Small Cap Equity Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.9%
AerSale Corp.(1)	2,509	14,778
Astronics Corp.(1)	3,599	112,361
Byrna Technologies, Inc.(1)	2,407	64,171
Cadre Holdings, Inc.	2,894	94,836
Ducommun, Inc.(1)	1,701	119,716
Innovative Solutions & Support, Inc.(1)	1,295	14,491
Mercury Systems, Inc.(1)	5,037	248,072
National Presto Industries, Inc.	705	60,383
Park Aerospace Corp.	2,220	30,303
V2X, Inc.(1)	2,074	93,911
Virgin Galactic Holdings, Inc.(1)	2,627	8,433
		861,455
Air Freight and Logistics — 0.3%
Hub Group, Inc., Class A	7,102	239,408
Radiant Logistics, Inc.(1)	4,471	26,558
		265,966
Automobile Components — 2.3%
Adient PLC(1)	4,045	63,062
American Axle & Manufacturing Holdings, Inc.(1)	12,174	53,444
Dana, Inc.	20,688	344,041
Fox Factory Holding Corp.(1)	1,916	49,145
Gentherm, Inc.(1)	2,005	54,867
Goodyear Tire & Rubber Co.(1)	35,068	400,126
Holley, Inc.(1)	5,181	10,051
LCI Industries	3,169	276,147
Motorcar Parts of America, Inc.(1)	2,547	28,374
Patrick Industries, Inc.	1,158	99,426
Phinia, Inc.	5,098	221,253
QuantumScape Corp.(1)(2)	41,325	165,300
Standard Motor Products, Inc.	1,995	60,448
Stoneridge, Inc.(1)	554	2,781
Strattec Security Corp.(1)	418	23,400
Visteon Corp.(1)	3,537	298,611
XPEL, Inc.(1)	2,642	95,033
		2,245,509
Automobiles — 0.1%
Winnebago Industries, Inc.	1,711	58,054
Banks — 18.2%
1st Source Corp.	2,010	121,726
ACNB Corp.	1,021	42,443
Amalgamated Financial Corp.	2,274	68,720
Amerant Bancorp, Inc.	4,841	84,863
Arrow Financial Corp.	1,515	39,011
Atlantic Union Bankshares Corp.	4,976	149,379
Banc of California, Inc.	17,196	235,929
Bancorp, Inc.(1)	5,987	305,936
Bank First Corp.	1,288	149,794
Bank of Hawaii Corp.	4,917	327,030
Bank of Marin Bancorp	1,815	38,678

Bank of NT Butterfield & Son Ltd.	5,692	239,975
Bank7 Corp.	538	20,778
BankUnited, Inc.	9,463	321,553
Banner Corp.	3,791	233,715
Bar Harbor Bankshares	1,832	53,275
BayCom Corp.	118	3,114
Berkshire Hills Bancorp, Inc.	5,782	143,162
Blue Ridge Bankshares, Inc.(1)(2)	8,878	30,807
Bridgewater Bancshares, Inc.(1)	2,209	32,340
Brookline Bancorp, Inc.	11,516	118,960
Burke & Herbert Financial Services Corp.	1,700	96,764
Business First Bancshares, Inc.	3,092	73,559
Byline Bancorp, Inc.	3,269	84,569
C&F Financial Corp.	459	30,542
California BanCorp(1)	2,955	44,148
Camden National Corp.	2,038	80,175
Capital Bancorp, Inc.	1,612	52,068
Capital City Bank Group, Inc.	1,687	63,667
Carter Bankshares, Inc.(1)	2,227	36,634
Central Pacific Financial Corp.	3,419	91,287
Chemung Financial Corp.	547	25,638
ChoiceOne Financial Services, Inc.	1,741	51,499
Citizens & Northern Corp.	1,456	27,009
Citizens Financial Services, Inc.	423	25,866
City Holding Co.	1,765	208,076
Civista Bancshares, Inc.	1,592	35,900
CNB Financial Corp.	2,671	57,881
Coastal Financial Corp.(1)	1,817	159,696
Colony Bankcorp, Inc.	2,128	32,537
Columbia Financial, Inc.(1)	3,074	43,989
Community Trust Bancorp, Inc.	2,032	103,734
Community West Bancshares	2,074	36,917
ConnectOne Bancorp, Inc.	4,503	103,434
Customers Bancorp, Inc.(1)	3,990	203,330
CVB Financial Corp.	17,454	327,262
Dime Community Bancshares, Inc.	5,599	143,670
Eagle Bancorp, Inc.	3,822	67,267
Enterprise Bancorp, Inc.	1,498	57,748
Enterprise Financial Services Corp.	4,490	237,701
Equity Bancshares, Inc., Class A	2,110	82,163
Esquire Financial Holdings, Inc.	989	89,742
Farmers National Banc Corp.	4,466	59,085
FB Bancorp, Inc.(1)	2,178	24,328
FB Financial Corp.	4,321	188,612
Financial Institutions, Inc.	2,213	57,140
First Bancorp, Inc.	690	16,691
First Bancorp/Southern Pines NC	5,025	207,884
First Bank	2,735	39,740
First Busey Corp.	10,821	239,360
First Business Financial Services, Inc.	1,022	49,843
First Commonwealth Financial Corp.	12,489	195,078
First Community Bankshares, Inc.	1,937	72,831
First Community Corp.	732	17,348
First Financial Bancorp	11,394	275,279
First Financial Corp.	1,389	72,006

First Financial Northwest, Inc.(1)	257	144
First Foundation, Inc.(1)	8,322	42,942
First Internet Bancorp	809	19,618
First Merchants Corp.	7,262	273,777
First Mid Bancshares, Inc.	2,586	91,234
First of Long Island Corp.	2,155	25,580
First United Corp.	670	20,133
Firstsun Capital Bancorp(1)	1,406	50,377
Five Star Bancorp	1,922	53,739
Flushing Financial Corp.	3,248	39,073
FS Bancorp, Inc.	102	3,918
German American Bancorp, Inc.	4,333	165,586
Great Southern Bancorp, Inc.	1,214	67,911
Greene County Bancorp, Inc.	22	477
Guaranty Bancshares, Inc.	951	39,314
Hanmi Financial Corp.	4,475	102,567
HarborOne Bancorp, Inc.	3,866	43,995
HBT Financial, Inc.	1,749	40,927
Heritage Commerce Corp.	7,431	68,811
Heritage Financial Corp.	4,175	97,611
Hilltop Holdings, Inc.	4,900	146,118
Hingham Institution For Savings	165	39,998
Home Bancorp, Inc.	904	45,562
HomeTrust Bancshares, Inc.	1,863	67,236
Hope Bancorp, Inc.	14,568	146,263
Horizon Bancorp, Inc.	5,518	81,887
Independent Bank Corp.	5,288	325,212
Independent Bank Corp. (Michigan)	2,609	82,262
Kearny Financial Corp.	5,689	34,305
Lakeland Financial Corp.	3,148	188,471
Live Oak Bancshares, Inc.	3,539	97,146
Mercantile Bank Corp.	2,012	88,850
Meridian Corp.	1,436	19,386
Metrocity Bankshares, Inc.	2,337	65,296
Metropolitan Bank Holding Corp.(1)	1,444	93,383
Mid Penn Bancorp, Inc.	2,262	60,282
Midland States Bancorp, Inc.	2,667	45,019
MidWestOne Financial Group, Inc.	1,880	54,050
MVB Financial Corp.	898	17,565
National Bank Holdings Corp., Class A	4,689	169,507
NB Bancorp, Inc.(1)	4,797	80,829
NBT Bancorp, Inc.	6,309	264,032
Nicolet Bankshares, Inc.	1,812	222,224
Northeast Bank	978	81,986
Northfield Bancorp, Inc.	3,767	43,999
Northrim BanCorp, Inc.	621	56,884
Northwest Bancshares, Inc.	15,736	193,238
OceanFirst Financial Corp.	7,164	120,427
OFG Bancorp	5,748	236,473
Old Second Bancorp, Inc.	6,049	100,050
Orange County Bancorp, Inc.	200	5,114
Origin Bancorp, Inc.	3,898	132,883
Orrstown Financial Services, Inc.	2,275	68,386
Pacific Premier Bancorp, Inc.	11,876	251,771
Park National Corp.	1,804	293,258

Pathward Financial, Inc.	3,276	255,692
Peapack-Gladstone Financial Corp.	2,120	58,130
Peoples Bancorp, Inc.	4,429	129,858
Peoples Financial Services Corp.	1,124	54,019
Ponce Financial Group, Inc.(1)	805	10,779
Preferred Bank	1,682	140,632
Primis Financial Corp.	2,396	22,690
Provident Financial Services, Inc.	15,882	265,229
QCR Holdings, Inc.	2,055	138,301
RBB Bancorp	1,432	24,315
Renasant Corp.	11,517	403,671
Republic Bancorp, Inc., Class A	1,147	78,615
S&T Bancorp, Inc.	4,771	174,905
Seacoast Banking Corp. of Florida	10,414	268,994
Shore Bancshares, Inc.	3,990	57,815
Sierra Bancorp	1,643	44,969
Simmons First National Corp., Class A	15,499	290,761
SmartFinancial, Inc.	1,646	52,310
South Plains Financial, Inc.	1,498	53,883
Southern Missouri Bancorp, Inc.	1,198	63,087
Southside Bancshares, Inc.	3,634	102,442
Stellar Bancorp, Inc.	5,658	152,313
Stock Yards Bancorp, Inc.	3,835	282,103
Texas Capital Bancshares, Inc.(1)	144	10,323
Third Coast Bancshares, Inc.(1)	1,576	48,320
Tompkins Financial Corp.	1,672	102,661
Towne Bank	8,408	290,580
TriCo Bancshares	3,370	134,463
Triumph Financial, Inc.(1)	777	44,887
TrustCo Bank Corp.	2,321	72,044
Trustmark Corp.	7,081	244,011
UMB Financial Corp.	873	90,024
Unity Bancorp, Inc.	1,091	48,228
Univest Financial Corp.	3,536	104,383
Veritex Holdings, Inc.	6,593	159,551
WaFd, Inc.	8,130	231,055
Washington Trust Bancorp, Inc.	2,346	64,890
WesBanco, Inc.	9,951	306,292
Westamerica Bancorporation	3,339	160,439
WSFS Financial Corp.	2,222	117,522
		17,673,157
Beverages — 0.4%
Boston Beer Co., Inc., Class A(1)	896	205,945
MGP Ingredients, Inc.(2)	566	16,652
Vita Coco Co., Inc.(1)	5,503	195,852
Zevia PBC, Class A(1)	4,368	11,881
		430,330
Biotechnology — 3.1%
4D Molecular Therapeutics, Inc.(1)	249	901
89bio, Inc.(1)	18,828	185,267
Absci Corp.(1)(2)	2,777	7,359
ACADIA Pharmaceuticals, Inc.(1)	10,884	234,768
Adverum Biotechnologies, Inc.(1)(2)	103	229
Agios Pharmaceuticals, Inc.(1)	5,874	188,497
Aligos Therapeutics, Inc.(1)(2)	332	1,756

Anika Therapeutics, Inc.(1)	845	9,422
Annexon, Inc.(1)	7,714	15,736
Arcturus Therapeutics Holdings, Inc.(1)	2,285	28,631
Arcus Biosciences, Inc.(1)	6,675	59,608
Astria Therapeutics, Inc.(1)	1,853	8,820
Aura Biosciences, Inc.(1)	1,096	6,422
Aurinia Pharmaceuticals, Inc.(1)	11,332	88,843
Cargo Therapeutics, Inc.(1)(2)	3,540	15,045
Catalyst Pharmaceuticals, Inc.(1)	14,433	360,248
Celldex Therapeutics, Inc.(1)	1,551	30,679
Cidara Therapeutics, Inc.(1)(2)	1,088	23,588
Compass Therapeutics, Inc.(1)(2)	9,496	19,942
Cullinan Therapeutics, Inc.(1)	1,728	14,938
Day One Biopharmaceuticals, Inc.(1)	7,689	49,056
Denali Therapeutics, Inc.(1)	6,986	92,495
Design Therapeutics, Inc.(1)(2)	2,109	7,866
Dianthus Therapeutics, Inc.(1)	1,753	30,485
Dynavax Technologies Corp.(1)	16,992	166,352
Eledon Pharmaceuticals, Inc.(1)	7,314	21,942
Emergent BioSolutions, Inc.(1)	6,826	43,140
Enanta Pharmaceuticals, Inc.(1)	354	2,099
Entrada Therapeutics, Inc.(1)	3,003	22,823
Genelux Corp.(1)(2)	2,400	5,808
Gyre Therapeutics, Inc.(1)(2)	2,142	19,428
Ideaya Biosciences, Inc.(1)	3,281	65,259
Inovio Pharmaceuticals, Inc.(1)	93	186
Instil Bio, Inc.(1)(2)	404	10,888
Intellia Therapeutics, Inc.(1)	2,478	17,024
Iovance Biotherapeutics, Inc.(1)(2)	2,445	4,279
iTeos Therapeutics, Inc.(1)	1,232	12,345
Janux Therapeutics, Inc.(1)	2,754	65,545
Jasper Therapeutics, Inc.(1)(2)	47	258
Kodiak Sciences, Inc.(1)	3,752	12,757
Korro Bio, Inc.(1)	744	8,496
Kura Oncology, Inc.(1)	371	2,111
Larimar Therapeutics, Inc.(1)	1,554	3,496
MiMedx Group, Inc.(1)	16,863	108,429
Monte Rosa Therapeutics, Inc.(1)(2)	7,037	29,415
Nkarta, Inc.(1)	404	703
Organogenesis Holdings, Inc.(1)	8,063	22,093
ORIC Pharmaceuticals, Inc.(1)	5,283	43,162
Praxis Precision Medicines, Inc.(1)	662	25,520
Protagonist Therapeutics, Inc.(1)	6,343	301,102
Protara Therapeutics, Inc.(1)	3,240	9,850
Prothena Corp. PLC(1)	5,452	25,025
Puma Biotechnology, Inc.(1)	6,469	21,218
REGENXBIO, Inc.(1)	381	3,372
Relay Therapeutics, Inc.(1)	5,914	17,742
Replimune Group, Inc.(1)	6,358	57,095
Rezolute, Inc.(1)	2,164	8,916
Rigel Pharmaceuticals, Inc.(1)	2,629	50,477
Sage Therapeutics, Inc.(1)	6,879	44,438
Sagimet Biosciences, Inc., Class A(1)(2)	3,012	10,693
Solid Biosciences, Inc.(1)	423	1,358
Tourmaline Bio, Inc.(1)	2,600	43,368

Tyra Biosciences, Inc.(1)	731	6,652
Upstream Bio, Inc.(1)(2)	5,295	48,873
Vanda Pharmaceuticals, Inc.(1)	7,009	30,419
Verve Therapeutics, Inc.(1)	10,456	46,529
Vir Biotechnology, Inc.(1)	12,219	60,362
Voyager Therapeutics, Inc.(1)	2,141	5,866
Xencor, Inc.(1)	7,453	59,624
		3,047,138
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	113	284
ContextLogic, Inc., Class A(1)	2,618	21,467
Groupon, Inc.(1)(2)	3,094	90,128
Kohl's Corp.	3,746	30,455
Savers Value Village, Inc.(1)(2)	2,745	27,505
		169,839
Building Products — 1.3%
American Woodmark Corp.(1)	1,509	85,062
Apogee Enterprises, Inc.	1,994	77,068
AZZ, Inc.	2,472	224,186
Gibraltar Industries, Inc.(1)	3,117	182,594
Insteel Industries, Inc.	2,291	80,231
Janus International Group, Inc.(1)	9,404	76,831
JELD-WEN Holding, Inc.(1)	1,023	3,734
Masterbrand, Inc.(1)	15,323	156,295
Quanex Building Products Corp.	2,881	48,199
Resideo Technologies, Inc.(1)	17,395	360,076
		1,294,276
Capital Markets — 1.0%
Acadian Asset Management, Inc.	3,474	104,602
Diamond Hill Investment Group, Inc.	348	49,158
Donnelley Financial Solutions, Inc.(1)	3,343	182,127
Federated Hermes, Inc.	259	10,930
Oppenheimer Holdings, Inc., Class A	1,453	94,866
P10, Inc., Class A	7,969	86,543
StoneX Group, Inc.(1)	1,564	132,400
Virtus Investment Partners, Inc.	845	144,242
WisdomTree, Inc.	16,554	156,270
		961,138
Chemicals — 2.5%
AdvanSix, Inc.	2,607	61,291
American Vanguard Corp.	2,260	11,119
Arq, Inc.(1)	3,275	16,178
Ashland, Inc.	2,190	108,427
Aspen Aerogels, Inc.(1)	1,026	5,910
Chemours Co.	15,624	158,271
Core Molding Technologies, Inc.(1)	751	12,519
Ecovyst, Inc.(1)	11,012	82,039
Flotek Industries, Inc.(1)	3,134	45,976
Ginkgo Bioworks Holdings, Inc.(1)(2)	3,726	25,896
Hawkins, Inc.	2,018	269,383
Huntsman Corp.	8,544	95,180
Ingevity Corp.(1)	4,944	204,533
Innospec, Inc.	3,174	270,044
Intrepid Potash, Inc.(1)	1,306	49,315
Koppers Holdings, Inc.	1,426	43,807

Kronos Worldwide, Inc.	1,629	10,312
LSB Industries, Inc.(1)	5,241	39,674
Mativ Holdings, Inc.	2,112	12,081
Minerals Technologies, Inc.	3,362	190,894
Northern Technologies International Corp.(2)	28	202
Orion SA	4,868	53,012
Quaker Chemical Corp.	956	103,669
Rayonier Advanced Materials, Inc.(1)	6,698	25,787
Sensient Technologies Corp.	4,300	406,479
Stepan Co.	1,515	82,249
Tronox Holdings PLC, Class A	8,357	47,468
Valhi, Inc.	85	1,238
		2,432,953
Commercial Services and Supplies — 2.0%
ACCO Brands Corp.	9,125	32,759
Acme United Corp.	9	358
BrightView Holdings, Inc.(1)	7,176	111,802
CECO Environmental Corp.(1)	3,387	91,076
Civeo Corp.	1,156	25,212
Deluxe Corp.	5,374	76,687
Driven Brands Holdings, Inc.(1)	7,104	126,593
Ennis, Inc.	3,189	59,539
Enviri Corp.(1)	8,923	72,723
Healthcare Services Group, Inc.(1)	9,248	130,397
HNI Corp.	5,514	256,566
Interface, Inc.	7,616	153,005
Liquidity Services, Inc.(1)	3,297	77,051
MillerKnoll, Inc.	7,987	134,741
OPENLANE, Inc.(1)	13,921	319,209
Pursuit Attractions & Hospitality, Inc.(1)	2,601	72,542
Quad/Graphics, Inc.	4,346	25,337
Steelcase, Inc., Class A	8,779	90,512
Vestis Corp.	13,307	81,971
Virco Mfg. Corp.	583	4,903
		1,942,983
Communications Equipment — 1.5%
ADTRAN Holdings, Inc.(1)	10,497	84,291
Aviat Networks, Inc.(1)	1,479	31,725
BK Technologies Corp.(1)	411	17,620
Calix, Inc.(1)	7,338	339,309
Clearfield, Inc.(1)	1,221	45,311
Digi International, Inc.(1)	4,809	155,860
Harmonic, Inc.(1)	6,862	61,895
Lantronix, Inc.(1)	3,140	6,877
NETGEAR, Inc.(1)	4,025	118,053
NetScout Systems, Inc.(1)	8,789	200,741
Nokia OYJ, ADR	467	2,438
Ribbon Communications, Inc.(1)	8,714	29,453
Viasat, Inc.(1)	9,465	82,629
Viavi Solutions, Inc.(1)	31,059	282,947
		1,459,149
Construction and Engineering — 1.7%
Ameresco, Inc., Class A(1)	3,185	43,889
Argan, Inc.	1,960	412,188
Centuri Holdings, Inc.(1)	2,315	48,337

Concrete Pumping Holdings, Inc.	2,795	19,649
Everus Construction Group, Inc.(1)	6,339	367,092
Great Lakes Dredge & Dock Corp.(1)	7,763	86,790
Limbach Holdings, Inc.(1)	1,412	181,047
Matrix Service Co.(1)	3,052	37,295
MYR Group, Inc.(1)	1,331	208,767
Northwest Pipe Co.(1)	1,021	39,452
Orion Group Holdings, Inc.(1)	3,733	30,760
Tutor Perini Corp.(1)	5,641	208,040
		1,683,306
Construction Materials — 0.1%
Smith-Midland Corp.(1)	8	241
U.S. Lime & Minerals, Inc.	1,265	130,017
		130,258
Consumer Finance — 1.8%
Atlanticus Holdings Corp.(1)	804	39,436
Bread Financial Holdings, Inc.	6,453	330,652
Dave, Inc.(1)	298	59,844
Encore Capital Group, Inc.(1)	2,756	104,452
Enova International, Inc.(1)	3,400	315,078
EZCORP, Inc., Class A(1)	6,171	83,000
Green Dot Corp., Class A(1)	5,053	46,690
LendingClub Corp.(1)	14,817	148,614
LendingTree, Inc.(1)	1,011	35,405
Navient Corp.	9,161	123,124
NerdWallet, Inc., Class A(1)	4,889	51,530
Oportun Financial Corp.(1)	4,402	29,273
OppFi, Inc.	3,015	38,200
PRA Group, Inc.(1)	4,882	69,276
PROG Holdings, Inc.	4,761	137,260
Regional Management Corp.	1,045	27,640
World Acceptance Corp.(1)	441	68,126
		1,707,600
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	4,183	148,538
Chefs' Warehouse, Inc.(1)	5,551	354,043
Grocery Outlet Holding Corp.(1)	5,342	72,544
Ingles Markets, Inc., Class A	1,829	113,947
Natural Grocers by Vitamin Cottage, Inc.	1,840	89,847
PriceSmart, Inc.	3,203	345,860
SpartanNash Co.	4,453	86,655
United Natural Foods, Inc.(1)	9,452	288,948
Village Super Market, Inc., Class A	1,208	46,605
Weis Markets, Inc.	1,788	135,530
		1,682,517
Containers and Packaging — 0.6%
Greif, Inc., Class A	2,520	140,112
Greif, Inc., Class B	266	16,027
Myers Industries, Inc.	4,032	51,166
O-I Glass, Inc.(1)	18,665	244,698
TriMas Corp.	3,775	99,547
		551,550
Distributors — 0.0%
A-Mark Precious Metals, Inc.	1,031	20,342

Diversified Consumer Services — 1.9%
American Public Education, Inc.(1)	2,207	64,996
Carriage Services, Inc.	1,449	63,032
Coursera, Inc.(1)	13,645	120,758
European Wax Center, Inc., Class A(1)	3,069	15,621
Laureate Education, Inc., Class A(1)	12,314	277,065
Lincoln Educational Services Corp.(1)	4,149	98,746
Matthews International Corp., Class A	3,639	78,057
Mister Car Wash, Inc.(1)	13,797	97,683
OneSpaWorld Holdings Ltd.	13,923	262,588
Perdoceo Education Corp.	8,350	284,234
Strategic Education, Inc.	2,844	259,458
Universal Technical Institute, Inc.(1)	7,442	264,414
		1,886,652
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	219	3,112
Globalstar, Inc.(1)	3,789	69,945
IDT Corp., Class B	2,685	165,369
Iridium Communications, Inc.	11,846	300,888
Liberty Latin America Ltd., Class A(1)	1,271	6,241
Liberty Latin America Ltd., Class C(1)	5,257	26,285
Shenandoah Telecommunications Co.	4,681	58,887
		630,727
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc.(1)	6,103	65,180
Electrical Equipment — 1.0%
Allient, Inc.	1,914	58,186
Array Technologies, Inc.(1)	15,669	103,415
Atkore, Inc.	2,994	194,909
Fluence Energy, Inc.(1)(2)	6,380	29,986
FuelCell Energy, Inc.(1)(2)	986	5,039
LSI Industries, Inc.	3,830	62,314
Powell Industries, Inc.	1,308	221,824
Preformed Line Products Co.	399	56,913
Shoals Technologies Group, Inc., Class A(1)	17,532	82,751
Sunrun, Inc.(1)	8,641	64,721
Thermon Group Holdings, Inc.(1)	4,061	105,342
Ultralife Corp.(1)	37	247
		985,647
Electronic Equipment, Instruments and Components — 2.8%
908 Devices, Inc.(1)	623	3,539
Aeva Technologies, Inc.(1)(2)	4,849	88,591
Bel Fuse, Inc., Class A(2)	203	12,893
Bel Fuse, Inc., Class B	1,293	95,423
Benchmark Electronics, Inc.	4,412	161,126
Climb Global Solutions, Inc.	573	63,130
CTS Corp.	3,619	147,257
Daktronics, Inc.(1)	5,912	87,734
ePlus, Inc.(1)	2,070	147,736
FARO Technologies, Inc.(1)	2,680	113,552
Frequency Electronics, Inc.	858	16,508
IPG Photonics Corp.(1)	3,902	258,547
Kimball Electronics, Inc.(1)	2,611	47,259
Knowles Corp.(1)	10,610	174,110
Methode Electronics, Inc.	4,197	33,366

M-Tron Industries, Inc.(1)	298	13,788
Napco Security Technologies, Inc.	1,248	34,819
nLight, Inc.(1)	5,637	85,288
OSI Systems, Inc.(1)	477	104,515
Ouster, Inc.(1)	4,768	58,313
PC Connection, Inc.	1,252	81,881
Richardson Electronics Ltd.	1,498	13,407
Rogers Corp.(1)	1,897	126,283
ScanSource, Inc.(1)	2,333	94,207
TTM Technologies, Inc.(1)	12,824	382,925
Vishay Intertechnology, Inc.	15,584	219,267
Vishay Precision Group, Inc.(1)	1,425	36,651
		2,702,115
Energy Equipment and Services — 2.6%
Aris Water Solutions, Inc., Class A	4,042	89,086
Atlas Energy Solutions, Inc.(2)	8,333	101,246
Bristow Group, Inc.(1)	3,178	92,988
Core Laboratories, Inc.	5,771	62,038
DMC Global, Inc.(1)	266	1,718
Energy Services of America Corp.	1,327	13,310
Expro Group Holdings NV(1)	3,994	33,230
Forum Energy Technologies, Inc.(1)	1,135	16,730
Geospace Technologies Corp.(1)	16	93
Helix Energy Solutions Group, Inc.(1)	13,846	85,707
Helmerich & Payne, Inc.	9,704	147,986
Innovex International, Inc.(1)	5,761	79,502
KLX Energy Services Holdings, Inc.(1)(2)	981	1,687
Kodiak Gas Services, Inc.	1,308	46,186
Liberty Energy, Inc., Class A	17,508	202,918
Nabors Industries Ltd.(1)	597	15,409
Natural Gas Services Group, Inc.(1)	1,632	39,119
NPK International, Inc.(1)	8,159	66,006
Oceaneering International, Inc.(1)	13,801	263,185
Oil States International, Inc.(1)	6,004	26,117
Patterson-UTI Energy, Inc.	18,086	99,835
ProFrac Holding Corp., Class A(1)(2)	1,579	13,169
ProPetro Holding Corp.(1)	10,221	55,193
Ranger Energy Services, Inc.	1,811	19,287
RPC, Inc.	12,430	55,189
SEACOR Marine Holdings, Inc.(1)	810	4,325
Seadrill Ltd.(1)	5,627	130,546
Select Water Solutions, Inc., Class A	13,165	105,847
Solaris Energy Infrastructure, Inc., Class A	4,222	115,810
TETRA Technologies, Inc.(1)	14,881	39,881
Tidewater, Inc.(1)	2,531	100,506
Transocean Ltd.(1)	98,284	244,727
Valaris Ltd.(1)	5,254	197,656
		2,566,232
Entertainment — 0.6%
Cinemark Holdings, Inc.	367	12,394
IMAX Corp.(1)	5,421	150,975
Lionsgate Studios Corp.(1)	26,491	191,530
Marcus Corp.	3,411	63,035
Skillz, Inc.(1)(2)	213	1,340
Sphere Entertainment Co.(1)	3,289	123,995

Starz Entertainment Corp.(1)	1,765	36,994
		580,263
Financial Services — 2.6%
Acacia Research Corp.(1)	1,380	5,147
Alerus Financial Corp.	2,738	57,525
AvidXchange Holdings, Inc.(1)	11,536	112,937
Cannae Holdings, Inc.	6,986	130,289
Cass Information Systems, Inc.	1,371	57,993
EVERTEC, Inc.	7,744	280,565
Federal Agricultural Mortgage Corp., Class C	1,149	214,197
Finance of America Cos., Inc., Class A(1)(2)	871	19,127
Flywire Corp.(1)	12,148	130,591
International Money Express, Inc.(1)	2,887	31,844
Marqeta, Inc., Class A(1)	56,907	306,160
Merchants Bancorp	3,509	112,358
NCR Atleos Corp.(1)	8,937	236,920
NewtekOne, Inc.	3,016	32,724
NMI Holdings, Inc., Class A(1)	8,061	320,183
Onity Group, Inc.(1)	789	29,240
Payoneer Global, Inc.(1)	41,752	284,331
Paysafe Ltd.(1)	3,968	49,005
Priority Technology Holdings, Inc.(1)	3,597	30,682
Repay Holdings Corp.(1)	9,129	43,911
Velocity Financial, Inc.(1)	1,080	18,090
Waterstone Financial, Inc.	1,419	18,334
		2,522,153
Food Products — 1.3%
Alico, Inc.	694	22,382
B&G Foods, Inc.	6,070	25,555
BRC, Inc., Class A(1)(2)	1,734	3,104
Calavo Growers, Inc.	1,709	47,083
Fresh Del Monte Produce, Inc.	5,154	182,039
Hain Celestial Group, Inc.(1)	5,989	11,199
J&J Snack Foods Corp.	1,067	122,886
John B Sanfilippo & Son, Inc.	947	58,847
Lifeway Foods, Inc.(1)	604	13,647
Limoneira Co.	1,908	30,127
Mama's Creations, Inc.(1)	4,133	34,345
Mission Produce, Inc.(1)	5,542	61,960
Seaboard Corp.	16	42,835
Seneca Foods Corp., Class A(1)	733	69,129
Tootsie Roll Industries, Inc.	1,964	70,017
TreeHouse Foods, Inc.(1)	3,274	73,534
Utz Brands, Inc.	6,223	82,330
Vital Farms, Inc.(1)	3,950	125,768
WK Kellogg Co.(2)	8,476	143,414
		1,220,201
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	843	103,006
Northwest Natural Holding Co.	3,502	143,477
Star Group LP	45	538
		247,021
Ground Transportation — 0.7%
ArcBest Corp.	2,702	169,388
Covenant Logistics Group, Inc.	1,609	36,524

Heartland Express, Inc.	4,804	42,996
Hertz Global Holdings, Inc.(1)(2)	16,123	105,606
Marten Transport Ltd.	5,390	70,285
Universal Logistics Holdings, Inc.	646	15,543
Werner Enterprises, Inc.	7,567	196,364
		636,706
Health Care Equipment and Supplies — 2.6%
AngioDynamics, Inc.(1)	4,841	49,378
Artivion, Inc.(1)	4,037	119,415
Avanos Medical, Inc.(1)	1,865	23,443
Bioventus, Inc., Class A(1)	4,466	28,940
CONMED Corp.	3,565	202,314
Electromed, Inc.(1)	681	13,756
Enovis Corp.(1)	7,000	219,100
Inogen, Inc.(1)	2,116	13,595
Integra LifeSciences Holdings Corp.(1)	7,743	98,026
iRadimed Corp.	921	53,308
Kewaunee Scientific Corp.(1)	340	13,076
LeMaitre Vascular, Inc.	2,556	210,103
LENSAR, Inc.(1)	1,069	14,464
LivaNova PLC(1)	6,563	283,850
Neogen Corp.(1)	6,900	40,434
Novocure Ltd.(1)	15,121	288,962
Omnicell, Inc.(1)	5,689	172,775
OraSure Technologies, Inc.(1)	8,199	23,613
Orthofix Medical, Inc.(1)	4,727	53,179
OrthoPediatrics Corp.(1)	1,466	29,261
Pro-Dex, Inc.(1)	109	4,365
Pulmonx Corp.(1)	35	119
QuidelOrtho Corp.(1)	8,093	248,212
Sensus Healthcare, Inc.(1)(2)	1,242	5,912
SI-BONE, Inc.(1)	3,970	75,033
Sight Sciences, Inc.(1)	94	347
STAAR Surgical Co.(1)	503	8,958
Tactile Systems Technology, Inc.(1)	2,597	25,658
UFP Technologies, Inc.(1)	485	113,587
Utah Medical Products, Inc.	395	21,757
Varex Imaging Corp.(1)	5,274	40,452
Zimvie, Inc.(1)	3,559	32,529
Zynex, Inc.(1)	182	426
		2,528,347
Health Care Providers and Services — 2.2%
AdaptHealth Corp.(1)	13,025	116,965
agilon health, Inc.(1)	36,901	81,920
AirSculpt Technologies, Inc.(1)	1,274	5,618
AMN Healthcare Services, Inc.(1)	994	20,983
Ardent Health Partners, Inc.(1)	2,330	33,738
Astrana Health, Inc.(1)	1,313	32,549
Brookdale Senior Living, Inc.(1)	25,143	163,681
Castle Biosciences, Inc.(1)	2,626	41,937
Clover Health Investments Corp.(1)	38,535	121,000
Concentra Group Holdings Parent, Inc.	9,992	216,127
Cross Country Healthcare, Inc.(1)	765	10,083
DocGo, Inc.(1)	4,082	5,796
Fulgent Genetics, Inc.(1)(2)	1,243	25,755

InfuSystem Holdings, Inc.(1)	2,562	14,808
Joint Corp.(1)	41	439
National HealthCare Corp.	988	102,890
National Research Corp.	883	11,929
Nutex Health, Inc.(1)	524	87,896
Owens & Minor, Inc.(1)	6,991	46,141
Pediatrix Medical Group, Inc.(1)	11,966	169,319
Pennant Group, Inc.(1)	2,781	79,843
Premier, Inc., Class A	11,706	269,004
Progyny, Inc.(1)	11,002	236,543
Select Medical Holdings Corp.	13,513	206,614
Talkspace, Inc.(1)	4,173	13,312
		2,114,890
Health Care Technology — 0.5%
American Well Corp., Class A(1)	1,413	9,524
Claritev Corp.(1)	1,022	39,296
GoodRx Holdings, Inc., Class A(1)	937	3,673
Health Catalyst, Inc.(1)	5,627	21,383
HealthStream, Inc.	2,989	83,752
iCAD, Inc.(1)	2,879	11,055
Schrodinger, Inc.(1)	4,918	106,327
Teladoc Health, Inc.(1)	26,019	180,051
TruBridge, Inc.(1)	2,185	52,287
		507,348
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)	7,589	85,149
Biglari Holdings, Inc., Class A(1)	6	7,218
Biglari Holdings, Inc., Class B(1)	75	18,536
BJ's Restaurants, Inc.(1)	3,057	136,373
Bloomin' Brands, Inc.	2,145	16,366
Cheesecake Factory, Inc.(2)	7,149	394,410
Cracker Barrel Old Country Store, Inc.(2)	3,188	183,119
Dave & Buster's Entertainment, Inc.(1)(2)	2,523	55,405
El Pollo Loco Holdings, Inc.(1)	2,325	24,413
Everi Holdings, Inc.(1)	57	804
First Watch Restaurant Group, Inc.(1)	5,521	85,244
Full House Resorts, Inc.(1)	3,479	11,063
Golden Entertainment, Inc.	2,067	58,972
Marriott Vacations Worldwide Corp.	3,914	257,776
Monarch Casino & Resort, Inc.	1,755	146,964
Playa Hotels & Resorts NV(1)	9,315	125,380
Portillo's, Inc., Class A(1)	7,395	88,740
Potbelly Corp.(1)	3,981	42,477
RCI Hospitality Holdings, Inc.	1,019	40,994
Rush Street Interactive, Inc.(1)	12,447	157,952
Super Group SGHC Ltd.	5,749	50,246
Target Hospitality Corp.(1)	3,133	22,902
Wendy's Co.(2)	14,760	168,264
		2,178,767
Household Durables — 1.4%
Beazer Homes USA, Inc.(1)	3,065	62,894
Century Communities, Inc.	1,442	74,797
Cricut, Inc., Class A	5,030	30,482
Dream Finders Homes, Inc., Class A(1)	1,204	25,115
Ethan Allen Interiors, Inc.	3,105	81,134

Flexsteel Industries, Inc.	423	12,847
Green Brick Partners, Inc.(1)	1,769	103,398
Hamilton Beach Brands Holding Co., Class A	575	10,505
Helen of Troy Ltd.(1)	2,851	76,663
Hooker Furnishings Corp.	966	9,486
Hovnanian Enterprises, Inc., Class A(1)	198	17,875
Landsea Homes Corp.(1)	922	10,391
La-Z-Boy, Inc.	5,279	221,137
Legacy Housing Corp.(1)	1,101	24,541
Leggett & Platt, Inc.	11,954	108,303
LGI Homes, Inc.(1)	1,374	68,837
Lifetime Brands, Inc.	51	170
Lovesac Co.(1)	1,540	29,476
Newell Brands, Inc.	52,256	276,957
Sonos, Inc.(1)	10,475	107,683
Universal Electronics, Inc.(1)	491	3,246
		1,355,937
Household Products — 0.7%
Central Garden & Pet Co.(1)	743	26,793
Central Garden & Pet Co., Class A(1)	6,536	208,956
Energizer Holdings, Inc.	8,873	206,652
Oil-Dri Corp. of America	1,457	73,098
Spectrum Brands Holdings, Inc.	2,985	172,443
		687,942
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	2,452	4,512
XPLR Infrastructure LP	4,237	37,370
		41,882
Insurance — 4.0%
Ambac Financial Group, Inc.(1)	4,664	36,519
American Coastal Insurance Corp., Class C	3,136	33,869
AMERISAFE, Inc.	2,329	110,558
Donegal Group, Inc., Class A	2,334	47,147
eHealth, Inc.(1)	3,328	13,645
Employers Holdings, Inc.	3,028	147,373
Fidelis Insurance Holdings Ltd.	7,515	131,362
Genworth Financial, Inc., Class A(1)	45,242	318,956
GoHealth, Inc., Class A(1)	614	3,383
Goosehead Insurance, Inc., Class A	55	5,954
Greenlight Capital Re Ltd., Class A(1)	2,521	36,403
HCI Group, Inc.	1,305	220,245
Heritage Insurance Holdings, Inc.(1)	4,565	111,705
Hippo Holdings, Inc.(1)	2,400	56,544
Horace Mann Educators Corp.	5,794	251,633
Investors Title Co.	134	31,359
James River Group Holdings Ltd.	4,185	24,357
Kingstone Cos., Inc.(1)(2)	1,743	28,411
Mercury General Corp.	2,611	168,357
Palomar Holdings, Inc.(1)	2,434	417,358
ProAssurance Corp.(1)	6,397	148,346
Root, Inc., Class A(1)	1,385	181,421
Safety Insurance Group, Inc.	1,778	146,045
Selectquote, Inc.(1)	21,465	46,579
SiriusPoint Ltd.(1)	13,468	263,838
Skyward Specialty Insurance Group, Inc.(1)	4,506	285,455

Stewart Information Services Corp.	3,434	207,208
Tiptree, Inc.	2,781	61,683
Trupanion, Inc.(1)	4,006	189,043
United Fire Group, Inc.	2,691	76,559
Universal Insurance Holdings, Inc.	3,248	88,151
		3,889,466
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	256	8,023
Cars.com, Inc.(1)	7,615	78,054
EverQuote, Inc., Class A(1)	3,108	71,640
Getty Images Holdings, Inc.(1)	7,381	13,138
Outbrain, Inc.(1)	8,721	22,500
Shutterstock, Inc.	672	12,398
Taboola.com Ltd.(1)	23,896	88,415
Travelzoo(1)	874	12,096
TripAdvisor, Inc.(1)	14,771	210,339
Webtoon Entertainment, Inc.(1)(2)	5,760	50,631
Yelp, Inc.(1)	7,559	288,527
Ziff Davis, Inc.(1)	5,207	168,915
		1,024,676
IT Services — 0.4%
Applied Digital Corp.(1)	22,978	156,940
CSP, Inc.	324	4,931
Fastly, Inc., Class A(1)	15,010	109,273
Hackett Group, Inc.	3,261	79,960
TSS, Inc.(1)(2)	1,756	25,356
		376,460
Leisure Products — 0.5%
American Outdoor Brands, Inc.(1)	1,754	20,311
Clarus Corp.	1,628	5,177
Funko, Inc., Class A(1)	3,907	16,370
JAKKS Pacific, Inc.	1,079	21,720
Johnson Outdoors, Inc., Class A	489	13,296
Latham Group, Inc.(1)	4,022	22,724
Malibu Boats, Inc., Class A(1)	2,438	73,481
MasterCraft Boat Holdings, Inc.(1)	2,093	35,602
Polaris, Inc.(2)	1,584	62,125
Smith & Wesson Brands, Inc.	4,134	39,356
Sturm Ruger & Co., Inc.	2,139	77,432
Topgolf Callaway Brands Corp.(1)	3,260	20,669
YETI Holdings, Inc.(1)	1,087	33,219
		441,482
Life Sciences Tools and Services — 0.4%
Azenta, Inc.(1)	5,004	133,707
CryoPort, Inc.(1)	4,331	26,029
Cytek Biosciences, Inc.(1)	12,847	35,586
Fortrea Holdings, Inc.(1)	5,020	21,586
Inotiv, Inc.(1)	3,353	8,718
MaxCyte, Inc.(1)	3,301	7,856
Mesa Laboratories, Inc.	655	65,906
Niagen Bioscience, Inc.(1)	9,352	101,189
Personalis, Inc.(1)	3,492	16,168
Quanterix Corp.(1)	2,354	12,241
		428,986

Machinery — 4.4%
3D Systems Corp.(1)	19,422	30,104
AirJoule Technologies Corp.(1)	1,682	6,459
Alamo Group, Inc.	1,290	255,472
Albany International Corp., Class A	3,714	245,384
Astec Industries, Inc.	2,842	111,662
Atmus Filtration Technologies, Inc.	289	10,410
Blue Bird Corp.(1)	2,447	94,699
Columbus McKinnon Corp.	3,317	48,296
Douglas Dynamics, Inc.	2,796	76,862
Eastern Co.(2)	3	67
Energy Recovery, Inc.(1)	5,984	75,458
Enerpac Tool Group Corp.	6,613	283,565
Gorman-Rupp Co.	2,532	92,418
Graham Corp.(1)	1,267	49,958
Greenbrier Cos., Inc.	4,486	202,184
Helios Technologies, Inc.	4,099	124,282
Hillenbrand, Inc.	9,099	177,794
Hillman Solutions Corp.(1)	24,264	175,671
Hyster-Yale, Inc.	1,059	42,529
Kennametal, Inc.	8,290	178,484
L.B. Foster Co., Class A(1)	1,189	22,460
Lindsay Corp.	1,348	187,911
Luxfer Holdings PLC	2,853	32,610
Manitowoc Co., Inc.(1)	3,553	37,342
Mayville Engineering Co., Inc.(1)	871	13,727
Miller Industries, Inc.	1,191	53,988
NN, Inc.(1)	4,139	8,485
Omega Flex, Inc.	263	8,605
Park-Ohio Holdings Corp.	342	6,259
Proto Labs, Inc.(1)	3,347	123,772
REV Group, Inc.	6,693	250,921
Shyft Group, Inc.	3,800	39,862
Standex International Corp.	1,451	219,014
Taylor Devices, Inc.(1)	246	9,085
Tennant Co.	2,346	174,589
Terex Corp.	5,693	256,242
Titan International, Inc.(1)	5,067	36,685
Trinity Industries, Inc.	10,490	270,013
Wabash National Corp.	1,241	10,759
Worthington Enterprises, Inc.	3,309	194,933
		4,239,020
Marine Transportation — 0.1%
Costamare Bulkers Holdings Ltd.(1)	726	6,795
Costamare, Inc.	3,634	31,143
Genco Shipping & Trading Ltd.	4,499	59,567
Pangaea Logistics Solutions Ltd.	2,782	12,519
Safe Bulkers, Inc.	2,321	8,820
		118,844
Media — 1.3%
AMC Networks, Inc., Class A(1)	3,828	25,303
Boston Omaha Corp., Class A(1)	2,824	41,513
Cable One, Inc.	480	70,238
Emerald Holding, Inc.(2)	2,670	12,229
EW Scripps Co., Class A(1)	6,573	14,592

Gambling.com Group Ltd.(1)	1,719	20,267
Gannett Co., Inc.(1)	17,306	61,263
Gray Media, Inc.	8,951	35,535
Ibotta, Inc., Class A(1)(2)	1,789	89,432
Integral Ad Science Holding Corp.(1)	11,812	96,150
John Wiley & Sons, Inc., Class A	4,723	184,764
Magnite, Inc.(1)	19,850	324,746
National CineMedia, Inc.	7,316	39,872
PubMatic, Inc., Class A(1)	4,935	57,739
Scholastic Corp.	1,017	17,564
Sinclair, Inc.	3,896	54,661
Stagwell, Inc.(1)	8,468	37,767
TechTarget, Inc.(1)	75	607
Thryv Holdings, Inc.(1)	4,969	66,088
WideOpenWest, Inc.(1)	4,300	18,103
		1,268,433
Metals and Mining — 1.9%
Alpha Metallurgical Resources, Inc.(1)	1,325	148,453
Caledonia Mining Corp. PLC	647	11,064
Century Aluminum Co.(1)	7,205	111,606
Coeur Mining, Inc.(1)	30,800	248,864
Compass Minerals International, Inc.(1)	4,210	80,874
Dakota Gold Corp.(1)	7,167	21,931
Idaho Strategic Resources, Inc.(1)(2)	1,189	15,731
Kaiser Aluminum Corp.	1,614	117,160
Materion Corp.	2,566	198,685
McEwen Mining, Inc.(1)	4,501	36,143
Metallus, Inc.(1)	5,220	65,929
MP Materials Corp.(1)(2)	4,507	98,208
Olympic Steel, Inc.	1,242	36,825
Piedmont Lithium, Inc.(1)(2)	1,783	11,019
Radius Recycling, Inc., Class A	2,081	61,618
Ramaco Resources, Inc., Class A(2)	1,974	17,845
Ramaco Resources, Inc., Class B	410	3,056
Ryerson Holding Corp.	2,757	57,235
SunCoke Energy, Inc.	8,822	71,811
Tredegar Corp.(1)	3,086	25,861
Warrior Met Coal, Inc.	6,576	298,879
Worthington Steel, Inc.	4,688	116,731
		1,855,528
Multi-Utilities — 0.4%
Avista Corp.	8,422	324,331
Unitil Corp.	1,623	88,989
		413,320
Oil, Gas and Consumable Fuels — 3.2%
Amplify Energy Corp.(1)	3,055	8,768
Ardmore Shipping Corp.	1,672	16,068
Berry Corp.	3,553	8,492
BKV Corp.(1)	1,852	39,818
Centrus Energy Corp., Class A(1)	2,359	299,404
Crescent Energy Co., Class A	319	2,676
CVR Energy, Inc.	3,125	73,094
DHT Holdings, Inc.	16,134	186,832
Dorian LPG Ltd.	1,591	34,063
Evolution Petroleum Corp.	3,007	13,501

Excelerate Energy, Inc., Class A	643	18,088
FutureFuel Corp.	2,720	10,744
Gran Tierra Energy, Inc.(1)	3,739	17,835
Granite Ridge Resources, Inc.(2)	6,652	37,384
Green Plains, Inc.(1)	1,539	6,402
Hallador Energy Co.(1)	3,754	64,756
HighPeak Energy, Inc.(2)	2,325	22,994
International Seaways, Inc.	4,399	162,983
Kimbell Royalty Partners LP	10,641	139,397
Kosmos Energy Ltd.(1)	33,589	55,758
New Fortress Energy, Inc.(2)	23,775	59,200
NextDecade Corp.(1)	18,485	153,056
Nordic American Tankers Ltd.	8,072	21,391
Northern Oil & Gas, Inc.	12,210	324,542
Par Pacific Holdings, Inc.(1)	5,373	116,003
PBF Energy, Inc., Class A	8,065	153,638
Peabody Energy Corp.	10,669	140,404
PrimeEnergy Resources Corp.(1)	266	51,365
REX American Resources Corp.(1)	1,976	83,269
Riley Exploration Permian, Inc.	2,263	58,068
SandRidge Energy, Inc.	3,287	32,245
Scorpio Tankers, Inc.	1,686	67,002
SFL Corp. Ltd.	4,773	40,952
Summit Midstream Corp.(1)(2)	2,135	53,674
Talos Energy, Inc.(1)	13,104	105,356
Teekay Corp. Ltd.	6,066	51,258
Teekay Tankers Ltd., Class A	1,667	73,665
VAALCO Energy, Inc.	3,024	9,586
Vital Energy, Inc.(1)	4,038	60,085
Vitesse Energy, Inc.	3,876	81,125
World Kinect Corp.	6,823	186,882
		3,141,823
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(1)	1,361	39,183
Mercer International, Inc.	4,446	15,917
Sylvamo Corp.	3,652	193,446
		248,546
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	2,253	125,222
Blade Air Mobility, Inc.(1)	6,337	22,116
Frontier Group Holdings, Inc.(1)(2)	14,113	56,734
JetBlue Airways Corp.(1)	38,038	192,092
Sun Country Airlines Holdings, Inc.(1)	7,812	90,463
		486,627
Personal Care Products — 0.4%
Edgewell Personal Care Co.	5,980	165,168
Honest Co., Inc.(1)	12,483	62,789
Lifevantage Corp.(2)	1,530	19,967
Medifast, Inc.(1)	892	12,550
Nature's Sunshine Products, Inc.(1)	36	557
Nu Skin Enterprises, Inc., Class A	6,462	55,767
USANA Health Sciences, Inc.(1)	890	26,584
		343,382
Pharmaceuticals — 1.6%
Alumis, Inc.(1)	619	2,167

Amphastar Pharmaceuticals, Inc.(1)	3,318	85,306
Amylyx Pharmaceuticals, Inc.(1)	7,112	36,627
ANI Pharmaceuticals, Inc.(1)	680	39,930
Arvinas, Inc.(1)	4,045	29,124
Atea Pharmaceuticals, Inc.(1)	6,599	19,599
Collegium Pharmaceutical, Inc.(1)	3,206	93,423
EyePoint Pharmaceuticals, Inc.(1)	6,382	46,206
Fulcrum Therapeutics, Inc.(1)(2)	3,621	24,894
Harmony Biosciences Holdings, Inc.(1)	5,534	190,923
Innoviva, Inc.(1)	7,900	154,603
Ligand Pharmaceuticals, Inc.(1)	2,452	250,570
Nuvation Bio, Inc.(1)(2)	26,142	55,421
Pacira BioSciences, Inc.(1)	7,041	181,939
Phibro Animal Health Corp., Class A	2,058	50,256
SIGA Technologies, Inc.	4,736	28,321
Supernus Pharmaceuticals, Inc.(1)	6,890	218,413
Terns Pharmaceuticals, Inc.(1)	3,017	9,383
Theravance Biopharma, Inc.(1)	3,256	29,825
Third Harmonic Bio, Inc.(1)	544	2,834
Trevi Therapeutics, Inc.(1)	785	5,110
		1,554,874
Professional Services — 3.1%
Asure Software, Inc.(1)	3,217	31,205
Barrett Business Services, Inc.	3,050	126,041
BlackSky Technology, Inc.(1)	2,748	30,750
Concentrix Corp.(2)	1,473	82,436
Conduent, Inc.(1)	16,724	37,462
CRA International, Inc.	776	147,479
CSG Systems International, Inc.	3,841	253,736
First Advantage Corp.(1)	2,061	35,284
Franklin Covey Co.(1)	1,387	32,428
Heidrick & Struggles International, Inc.	2,578	112,555
Huron Consulting Group, Inc.(1)	2,056	293,659
IBEX Holdings Ltd.(1)	1,338	38,521
ICF International, Inc.	1,307	112,297
Innodata, Inc.(1)	4,597	181,444
Insperity, Inc.	1,829	118,373
Kelly Services, Inc., Class A	1,043	12,224
Kforce, Inc.	1,476	60,221
Legalzoom.com, Inc.(1)	22,834	208,474
ManpowerGroup, Inc.	2,358	98,918
Mistras Group, Inc.(1)	2,154	16,263
NV5 Global, Inc.(1)	5,258	116,202
Planet Labs PBC(1)	30,758	118,111
RCM Technologies, Inc.(1)	6	137
Resources Connection, Inc.	2,593	13,523
Skillsoft Corp.(1)(2)	523	10,460
TaskUS, Inc., Class A(1)	2,418	40,139
TrueBlue, Inc.(1)	2,959	17,754
Upwork, Inc.(1)	18,498	286,534
Willdan Group, Inc.(1)	1,632	88,210
WNS Holdings Ltd.(1)	4,884	283,223
		3,004,063
Real Estate Management and Development — 0.8%
CoStar Group, Inc.(1)	986	72,530

Cushman & Wakefield PLC(1)	25,640	257,169
Douglas Elliman, Inc.(1)	4,572	12,436
eXp World Holdings, Inc.	7,764	66,149
Five Point Holdings LLC, Class A(1)	8,138	44,352
Forestar Group, Inc.(1)	1,642	31,444
FRP Holdings, Inc.(1)	1,170	31,730
Kennedy-Wilson Holdings, Inc.	11,688	74,453
Marcus & Millichap, Inc.	2,977	85,767
RMR Group, Inc., Class A	1,095	16,535
Seritage Growth Properties, Class A(1)(2)	2,270	6,401
St. Joe Co.	1,922	85,933
Tejon Ranch Co.(1)	1,950	32,546
		817,445
Semiconductors and Semiconductor Equipment — 1.7%
ACM Research, Inc., Class A(1)	7,009	158,053
Aehr Test Systems(1)(2)	2,867	27,351
Alpha & Omega Semiconductor Ltd.(1)	3,010	63,872
Axcelis Technologies, Inc.(1)	940	52,960
CEVA, Inc.(1)	3,067	57,537
Cohu, Inc.(1)	5,076	86,647
Diodes, Inc.(1)	4,667	207,215
FormFactor, Inc.(1)	5,475	163,429
Ichor Holdings Ltd.(1)	4,071	64,240
inTEST Corp.(1)	20	121
Kulicke & Soffa Industries, Inc.	6,234	200,423
Magnachip Semiconductor Corp.(1)	1,295	4,675
Navitas Semiconductor Corp.(1)	16,325	83,257
NVE Corp.	593	42,198
Penguin Solutions, Inc.(1)	6,085	108,070
Photronics, Inc.(1)	7,811	130,522
QuickLogic Corp.(1)(2)	35	181
SolarEdge Technologies, Inc.(1)(2)	2,710	48,401
Ultra Clean Holdings, Inc.(1)	4,311	83,504
Veeco Instruments, Inc.(1)	4,123	79,615
		1,662,271
Software — 3.9%
8x8, Inc.(1)	18,346	30,087
A10 Networks, Inc.	10,616	183,232
Adeia, Inc.	12,929	166,008
Agilysys, Inc.(1)	2,669	282,674
Alarm.com Holdings, Inc.(1)	3,965	227,591
Bit Digital, Inc.(1)	17,200	40,592
Cipher Mining, Inc.(1)(2)	31,484	98,230
Clear Secure, Inc., Class A	132	3,267
Clearwater Analytics Holdings, Inc., Class A(1)	723	16,701
CoreCard Corp.(1)	445	11,748
CS Disco, Inc.(1)	55	217
Daily Journal Corp.(1)	137	57,736
Digital Turbine, Inc.(1)	14,448	68,195
DoubleVerify Holdings, Inc.(1)	17,160	235,778
E2open Parent Holdings, Inc.(1)	9,037	29,009
EverCommerce, Inc.(1)	1,877	18,789
Expensify, Inc., Class A(1)	7,744	17,114
I3 Verticals, Inc., Class A(1)	1,962	48,481
LiveRamp Holdings, Inc.(1)	7,144	232,752

Mitek Systems, Inc.(1)	5,799	54,453
N-able, Inc.(1)	6,131	47,760
Olo, Inc., Class A(1)	15,068	131,242
ON24, Inc.(1)	4,291	24,416
OneSpan, Inc.	4,869	77,563
Pagaya Technologies Ltd., Class A(1)(2)	5,872	96,536
Progress Software Corp.	5,263	323,990
Rapid7, Inc.(1)	7,722	177,220
Red Violet, Inc.	1,487	72,209
ReposiTrak, Inc.	1,427	31,137
Riot Platforms, Inc.(1)(2)	45,959	370,889
SEMrush Holdings, Inc., Class A(1)	5,029	49,485
Silvaco Group, Inc.(1)(2)	145	671
Sprinklr, Inc., Class A(1)	13,373	112,868
Telos Corp.(1)	6,198	15,619
Teradata Corp.(1)	11,501	252,562
Upland Software, Inc.(1)	2,389	5,160
Verint Systems, Inc.(1)	2,701	47,376
Xperi, Inc.(1)	5,286	41,178
Yext, Inc.(1)	12,743	85,506
		3,786,041
Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A(1)(2)	1,947	9,579
Advance Auto Parts, Inc.	7,289	349,362
American Eagle Outfitters, Inc.	7,202	78,934
America's Car-Mart, Inc.(1)	885	44,038
Arhaus, Inc.(1)	5,588	50,180
Arko Corp.	6,055	25,915
Barnes & Noble Education, Inc.(1)	1,785	21,474
Buckle, Inc.	4,002	170,525
Build-A-Bear Workshop, Inc.	1,769	90,290
Caleres, Inc.	1,358	18,265
Camping World Holdings, Inc., Class A	7,389	120,145
Citi Trends, Inc.(1)	644	17,053
Designer Brands, Inc., Class A(2)	1,877	6,663
Destination XL Group, Inc.(1)	230	260
Foot Locker, Inc.(1)	5,261	125,001
Genesco, Inc.(1)	1,527	33,182
Guess?, Inc.	513	5,376
Haverty Furniture Cos., Inc.	1,749	36,659
J Jill, Inc.	919	14,704
Lands' End, Inc.(1)	1,005	8,462
MarineMax, Inc.(1)	1,964	41,637
Monro, Inc.	2,396	36,731
National Vision Holdings, Inc.(1)	9,416	186,531
ODP Corp.(1)	3,063	50,386
OneWater Marine, Inc., Class A(1)(2)	270	3,988
Petco Health & Wellness Co., Inc.(1)	188	690
PetMed Express, Inc.(1)(2)	2,230	8,251
Sally Beauty Holdings, Inc.(1)	10,493	91,394
Shoe Carnival, Inc.	1,366	26,255
Signet Jewelers Ltd.	4,264	283,854
Sonic Automotive, Inc., Class A	1,834	128,252
Stitch Fix, Inc., Class A(1)	11,282	49,866
Tile Shop Holdings, Inc.(1)	1,488	9,479

Upbound Group, Inc.	6,055	138,902
Victoria's Secret & Co.(1)	11,072	234,837
Zumiez, Inc.(1)	726	9,068
		2,526,188
Technology Hardware, Storage and Peripherals — 0.4%
Corsair Gaming, Inc.(1)	6,400	56,256
Diebold Nixdorf, Inc.(1)	3,158	152,121
Eastman Kodak Co.(1)	10,153	57,669
Immersion Corp.	3,497	26,297
Xerox Holdings Corp.	10,910	53,350
		345,693
Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	3,219	100,980
Figs, Inc., Class A(1)	14,900	64,815
G-III Apparel Group Ltd.(1)	5,037	146,325
Hanesbrands, Inc.(1)	41,899	207,400
Lakeland Industries, Inc.	886	16,887
Movado Group, Inc.	1,917	31,055
Oxford Industries, Inc.	1,635	87,767
Rocky Brands, Inc.	394	8,964
Steven Madden Ltd.	5,839	143,931
Superior Group of Cos., Inc.	1,464	14,435
Under Armour, Inc., Class A(1)	20,004	134,227
Under Armour, Inc., Class C(1)	13,606	85,718
Vera Bradley, Inc.(1)	67	135
Wolverine World Wide, Inc.	11,233	191,635
		1,234,274
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc.(2)	3,504	16,644
BlueLinx Holdings, Inc.(1)	841	56,280
Custom Truck One Source, Inc.(1)(2)	8,502	36,559
DNOW, Inc.(1)	13,149	189,608
DXP Enterprises, Inc.(1)	1,900	157,092
Global Industrial Co.	533	13,885
H&E Equipment Services, Inc.	510	48,266
Hudson Technologies, Inc.(1)	833	5,956
Karat Packaging, Inc.	772	24,287
MRC Global, Inc.(1)	10,582	131,323
Titan Machinery, Inc.(1)	2,928	54,695
Willis Lease Finance Corp.	341	45,810
		780,405
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	2,442	25,153
Water Utilities — 0.4%
Artesian Resources Corp., Class A	539	18,590
California Water Service Group	5,292	250,047
Consolidated Water Co. Ltd.	359	9,704
H2O America	888	46,602
Middlesex Water Co.	1,331	77,132
		402,075
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	7,935	84,190
Spok Holdings, Inc.	2,115	34,263
		118,453
TOTAL COMMON STOCKS (Cost $103,764,395)		96,609,058

RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $4,473)	1,147	8,121
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	383,838	383,838
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,159,141	3,159,141
TOTAL SHORT-TERM INVESTMENTS (Cost $3,542,979)		3,542,979
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $107,311,847)		100,160,158
OTHER ASSETS AND LIABILITIES — (3.0)%		(2,960,748)
TOTAL NET ASSETS — 100.0%		$97,199,410

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,161,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,263,526, which includes securities collateral of $104,385.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.